2010 Retirement Fund
2010 Retirement Fund May 1, 2019
Investment Objective.
The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name (“Target Retirement Date”).
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees	2010 Retirement Fund 2010 Retirement Fund Class USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	2010 Retirement Fund 2010 Retirement Fund Class
Management Fees	0.05%
Other Expenses	0.11%
Acquired Fund Fees & Expenses	0.32%
Total Annual Fund Operating Expenses	0.48%
Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.37%
[1]	The Adviser has contractually agreed beginning as of November 12, 2015 to reimburse the Fund’s direct operating expenses (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation continues in effect until April 30, 2020, and will continue for each succeeding 12 month period thereafter, unless the Fund has at least $50 million in average net assets for the prior calendar year, or either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The Example reflects the expense reimbursement for the first year. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
2010 Retirement Fund | 2010 Retirement Fund Class | USD ($)	38	144	261	608

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
2010 Retirement Fund | 2010 Retirement Fund Class | USD ($)	38	144	261	608

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund’s portfolio turnover rate was 22.75% of the average value of its portfolio.
Principal Investment Strategies.
The Fund invests in shares of other series of the Investment Company (“IC Funds”) in proportions that are balanced to meet the objective of the Fund, which will move toward preservation of capital and production of income as the Target Retirement Date approaches.

The 2010 Retirement Fund is designed for investors expecting to retire or to begin withdrawing assets around the year 2010. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as the Retirement Fund approaches the Target Retirement Date. The glide path below represents the shifting of asset classes over time. As the glide path shows, generally, the less time that remains until the Target Retirement Date, and for a 10 year period after the Target Retirement Date, the more the Fund will invest in fixed income IC Funds and the less it will invest in equity IC Funds. A Retirement Fund that has reached its Target Retirement Date can have 45%, which can vary by plus or minus 10%, of its assets invested in equity IC Funds.

As of December 31, 2018, the Fund’s asset allocation among the underlying funds was as follows:
  Equity Index Fund 21.6%
  Mid-Cap Equity Index Fund 7.0%
  International Fund 2.7%
  Bond Fund 29.0%
  Mid-Term Bond Fund 30.0%
  Money Market Fund 9.7%

The periodic reallocations of the assets of each Retirement Fund will be affected by other matters aside from the period of time remaining until the Target Retirement Date, such as current market conditions, the economy, unanticipated events and other factors, so there is no precise timetable or formula for the reallocations of the Retirement Funds, but the target allocations are not expected to vary from the chart by more than plus or minus ten percentage points.
Principal Investment Risks.
An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. A Fund is subject to the same risks as the underlying funds in which it invests. Although the proportion changes over time to meet the Fund’s investment objective, currently the Fund has more Fixed Income risk than equity risk. The Fund is also subject to Company, Market, Mid-Cap, and Stock risks. These risks are all described in detail in the “Principal Risks” section of the prospectus.
  Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
  Prepayment risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
  Retirement Fund risk:
  The Fund is subject to the same risks as the underlying Investment Corporation Funds (“IC Funds”) in which it invests.
  The Retirement Fund is a “fund of funds” where the allocations shift and there is no guarantee that the allocations in the Retirement Fund of the IC Funds will prove to be correct under all market and economic conditions. An investment in the Retirement Fund could decline in value, and you could lose money by investing in the Retirement Fund, even after the Target Retirement Date.
  There is no guarantee that the Fund will provide adequate income at and through your retirement.
  The Retirement Fund has assets allocated across equity and fixed income IC Funds, and is subject to the risks of investing in both equity and fixed income securities. The Retirement Fund has assets allocated to the International Fund and is subject to the risks of investing in international securities.
  The appropriate Retirement Fund should suit your anticipated date of retirement, as well as your tolerance for risk and your personal financial goals. An investor with high risk tolerance may prefer a later Target Retirement Date with greater emphasis on capital appreciation; while an investor with lower risk tolerance may prefer an earlier Target Retirement Date with greater emphasis on capital preservation and current income.

Performance/Annual Return.
The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

(3) The FTSE 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.

Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	10.28%
Worst	Fourth quarter 2011	(6.25	) %

Average Annual Total Returns (for periods ended December 31, 2018)
Average Annual Total Returns - 2010 Retirement Fund	Past One Year	Past Five Years	Past Ten Years
2010 Retirement Fund Class	(1.93%)	4.18%	7.54%
S&P 500® Index (Indices reflect no deduction for fees and expenses)	(4.38%)	8.49%	13.12%
Bloomberg Barclays U.S. Aggregate Bond Index (Indices reflect no deduction for fees and expenses)	0.01%	2.52%	3.48%
FTSE 3-Month Treasury Bill Rate Index (Indices reflect no deduction for fees and expenses)	1.86%	0.60%	0.35%